Investments in associates and joint ventures - Composition and movements (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Investments in joint ventures
Investments in joint ventures	$ 5,749,030	$ 1,383,379
Investments in associates
Investments in associates	2,608,156	1,791,249
Investments in joint ventures and associates	8,357,186	3,174,628	$ 3,245,072	$ 1,844,336
Gains on disposals of investments	$ 4,923
Proportion of ownership interest in joint venture	50.00%
Other Comprehensive Income, Net of Tax, Sale of Joint Ventures	$ 361,728	0	$ 0
Cost [member]
Investments in joint ventures
Investments in joint ventures	6,147,134	2,307,665
Investments in associates
Investments in associates	2,617,555	1,799,790
Gases del Caribe S.A. E.S.P. [member] | Cost [member]
Investments in associates
Investments in associates	1,515,838	1,512,629
Gas Natural del Oriente S.A. E.S.P. | Cost [member]
Investments in associates
Investments in associates	142,508	143,893
Gases de la Guajira S.A. E.S.P. | Cost [member]
Investments in associates
Investments in associates	69,461	69,518
Extrucol S.A. | Cost [member]
Investments in associates
Investments in associates	28,578	26,996
E2 Energia Eficiente S.A. E.S.P. | Cost [member]
Investments in associates
Investments in associates	35,062	35,614
Sociedad Colombiana de Servicios Portuarios S.A. - Serviport S.A. | Cost [member]
Investments in associates
Investments in associates	3,012	2,599
Serviport S.A | Cost [member]
Investments in associates
Investments in associates	9,399	8,541
Serviport S.A | Accumulated impairment [member]
Investments in associates
Investments in associates	(9,399)	(8,541)
ATP Tower Holdings | Cost [member]
Investments in associates
Investments in associates	813,697	0
Equion Energy Limited
Investments in joint ventures
Investments in joint ventures	$ 2,960,397	$ 2,499,319
Investments in associates
Proportion of ownership interest in joint venture	51.00%	51.00%
Equion Energy Limited | Cost [member]
Investments in joint ventures
Investments in joint ventures	$ 1,860,634	$ 1,642,735
Equion Energy Limited | Accumulated impairment [member]
Investments in joint ventures
Investments in joint ventures	(398,104)	(314,460)
Transmissora Alianca De Energia Eletrica S.A. | Cost [member]
Investments in joint ventures
Investments in joint ventures	$ 1,496,060	0
Ecodiesel Colombia S.A
Investments in associates
Proportion of ownership interest in joint venture	50.00%
Ecodiesel Colombia S.A | Cost [member]
Investments in joint ventures
Investments in joint ventures	$ 64,019	51,672
Interligacao Eletrica do Madeira
Investments in joint ventures
Investments in joint ventures	$ 2,504,773
Investments in associates
Proportion of ownership interest in joint venture	51.00%
Interligacao Eletrica do Madeira | Cost [member]
Investments in joint ventures
Investments in joint ventures	$ 1,374,483	0
Interligacao Eletrica Paraguacu S.A. | Cost [member]
Investments in joint ventures
Investments in joint ventures	412,526	0
Interligao Eltrica Garanhuns S.A | Cost [member]
Investments in joint ventures
Investments in joint ventures	363,498	0
Interligao Eltrica Iva S.A | Cost [member]
Investments in joint ventures
Investments in joint ventures	288,224	0
Interligao Eltrica Aimors S.A | Cost [member]
Investments in joint ventures
Investments in joint ventures	278,408	0
Interconexion Electrica Colombia Panama S.A. | Cost [member]
Investments in joint ventures
Investments in joint ventures	8,737	0
Derivex S.A. | Cost [member]
Investments in joint ventures
Investments in joint ventures	448	0
Parques de Rio | Cost [member]
Investments in joint ventures
Investments in joint ventures	93	0
Interconexion Electrica Colombia Panama S.A.S E.S.P. | Cost [member]
Investments in joint ventures
Investments in joint ventures	4	0
Offshore International Group
Investments in joint ventures
Investments in joint ventures		$ 543,620
Investments in associates
Proportion of ownership interest in joint venture		50.00%
Offshore International Group | Cost [member]
Investments in joint ventures
Investments in joint ventures	0	$ 613,258
Offshore International Group | Accumulated impairment [member]
Investments in joint ventures
Investments in joint ventures	$ 0	$ (609,826)